UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
REGISTERED MANAGEMENT COMPANY

Investment Company Act file number:	811-3919

Name of Registrant:	VANGUARD STAR FUNDS

Address of Registrant:	P.O. Box 2600 Valley Forge, PA 19482

Name and address of agent for service:	Heidi Stam, Esquire P.O. Box 876 Valley Forge, PA 19482

Registrant’s telephone number, including area code: (610) 669-1000

Date of fiscal year end:	October 31

Date of reporting period:	July 31, 2005

Item 1:	Schedule of Investments

Vanguard STAR Fund
Schedule of Investments
July 31, 2005

	Shares	Market Value ($000)

INVESTMENT COMPANIES (100.0%)

U.S. Stock Funds (50.3%)
Vanguard Windsor II Fund Investor Shares	58,113,604	$1,863,703
Vanguard Windsor Fund Investor Shares	55,287,241	1,020,603
Vanguard PRIMECAP Fund Investor Shares	12,601,183	809,122
Vanguard Morgan Growth Fund Investor Shares	47,344,716	804,387
Vanguard U.S. Growth Fund Investor Shares	47,522,145	803,600
Vanguard Explorer Fund Investor Shares	6,322,029	503,486

		5,804,901
International Stock Funds (12.7%)
Vanguard International Value Fund	22,695,944	732,171
Vanguard International Growth Fund Investor Shares	37,988,083	729,751

		1,461,922
Bond Funds (24.7%)
Vanguard GNMA Fund Investor Shares	137,631,511	1,424,486
Vanguard Long-Term Investment-Grade Fund Investor Shares	146,311,024	1,423,606

		2,848,092

Short-Term Bond Fund (12.2%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	133,193,395	1,403,859

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 3.267%*	17,034,470	17,034

TOTAL INVESTMENT COMPANIES
(Cost $8,758,700)		11,535,808

OTHER ASSETS AND LIABILITIES - NET (0.0%)		329

NET ASSETS (100%)		$11,536,137

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2005, the cost of investment securities for tax purposes was $8,758,700,000. Net unrealized appreciation of investment securities for tax purposes was $2,777,108,000, consisting of unrealized gains of $2,790,922,000 on securities that had risen in value since their purchase and $13,814,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Total International Stock Index Fund Schedule of Investments July 31, 2005
	Shares	Market Value ($000)
INVESTMENT COMPANIES (100.0%)

International Stock Funds (100.0%)
Vanguard European Stock Index Fund Investor Shares	238,037,669	$6,374,649
Vanguard Pacific Stock Index Fund Investor Shares	292,220,868	2,697,198
Vanguard Emerging Markets Stock Index Fund Investor Shares	81,736,177	1,348,647

		10,420,494

Money Market Fund (0.0%)
Vanguard Market Liquidity Fund, 3.267%*	3,311,837	3,312

TOTAL INVESTMENT COMPANIES
(Cost $8,738,847)		10,423,806

OTHER ASSETS AND LIABILITIES - NET (0.0%)		(1,417)

NET ASSETS (100%)		$10,422,389

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2005, the cost of investment securities for tax purposes was $8,738,847,000. Net unrealized appreciation of investment securities for tax purposes was $1,684,959,000, consisting of unrealized gains of $1,684,959,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Growth Fund Schedule of Investments July 31, 2005
	Shares	Market Value ($000)
INVESTMENT COMPANIES (99.9%)

U.S. Stock Fund (49.9%)
Vanguard Total Stock Market Index Fund Investor Shares	110,860,332	$3,289,226

International Stock Fund (15.1%)
Vanguard Total International Stock Index Fund	76,913,885	996,804

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	65,409,605	1,643,089

Bond Fund (9.8%)
Vanguard Total Bond Market Index Fund Investor Shares	63,514,219	645,305

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 3.267%*	6,069,120	6,069

TOTAL INVESTMENT COMPANIES
(Cost $5,541,094)		6,580,493

OTHER ASSETS AND LIABILITIES - NET (0.1%)		7,644

NET ASSETS (100%)		$6,588,137

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2005, the cost of investment securities for tax purposes was $5,541,094,000. Net unrealized appreciation of investment securities for tax purposes was $1,039,399,000, consisting of unrealized gains of $1,039,399,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Income Fund Schedule of Investments July 31, 2005
	Shares	Market Value ($000)
INVESTMENT COMPANIES (99.9%)

U.S. Stock Fund (5.1%)
Vanguard Total Stock Market Index Fund Investor Shares	3,035,870	$90,074

Balanced Fund (25.1%)
Vanguard Asset Allocation Fund Investor Shares	17,663,875	443,716

Bond Fund (49.8%)
Vanguard Total Bond Market Index Fund Investor Shares	86,628,338	880,144

Short-Term Bond Fund (19.8%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	33,107,089	348,949

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 3.267%*	2,091,724	2,092

TOTAL INVESTMENT COMPANIES
(Cost $1,664,911)		1,764,975

OTHER ASSETS AND LIABILITIES - NET (0.1%)		1,326

NET ASSETS (100%)		$1,766,301

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2005, the cost of investment securities for tax purposes was $1,664,911,000. Net unrealized appreciation of investment securities for tax purposes was $100,064,000, consisting of unrealized gains of $107,063,000 on securities that had risen in value since their purchase and $6,999,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Conservative Growth Fund Schedule of Investments July 31, 2005
	Shares	Market Value ($000)
INVESTMENT COMPANIES (100.0%)

U.S. Stock Fund (20.0%)
Vanguard Total Stock Market Index Fund Investor Shares	27,274,297	$809,228

International Stock Fund (5.1%)
Vanguard Total International Stock Index Fund	15,803,641	204,815

Balanced Fund (25.0%)
Vanguard Asset Allocation Fund Investor Shares	40,184,569	1,009,436

Bond Fund (29.9%)
Vanguard Total Bond Market Index Fund Investor Shares	118,976,617	1,208,803

Short-Term Bond Fund (19.7%)
Vanguard Short-Term Investment-Grade Fund Investor Shares	75,325,669	793,933

Money Market Fund (0.3%)
Vanguard Market Liquidity Fund, 3.267%*	12,195,914	12,196

TOTAL INVESTMENT COMPANIES
(Cost $3,610,029)		4,038,411

OTHER ASSETS AND LIABILITIES - NET (0.0%)		309

NET ASSETS (100%)		$4,038,720

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2005, the cost of investment securities for tax purposes was $3,610,029,000. Net unrealized appreciation of investment securities for tax purposes was $428,382,000, consisting of unrealized gains of $442,268,000 on securities that had risen in value since their purchase and $13,886,000 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard LifeStrategy Moderate Growth Fund Schedule of Investments July 31, 2005
	Shares	Market Value ($000)
INVESTMENT COMPANIES (99.9%)

U.S. Stock Fund (35.0%)
Vanguard Total Stock Market Index Fund Investor Shares	90,897,822	$2,696,938

International Stock Fund (10.1%)
Vanguard Total International Stock Index Fund	60,019,219	777,849

Balanced Fund (24.9%)
Vanguard Asset Allocation Fund Investor Shares	76,590,284	1,923,948

Bond Fund (29.8%)
Vanguard Total Bond Market Index Fund Investor Shares	226,075,070	2,296,923

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 3.267%*	7,016,863	7,017

TOTAL INVESTMENT COMPANIES
(Cost $6,651,702)		7,702,675

OTHER ASSETS AND LIABILITIES - NET (0.1%)		8,341

NET ASSETS (100%)		$7,711,016

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2005, the cost of investment securities for tax purposes was $6,651,702,000. Net unrealized appreciation of investment securities for tax purposes was $1,050,973,000, consisting of unrealized gains of $1,050,973,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Developed Markets Index Fund Schedule of Investments July 31, 2005
	Shares	Market Value ($000)
INVESTMENT COMPANIES (100.0%)

International Stock Funds (99.9%)
Vanguard European Stock Index Fund Investor Shares	38,809,373	$1,039,315
Vanguard Pacific Stock Index Fund Investor Shares	47,643,184	439,747

		1,479,062

Money Market Fund (0.1%)
Vanguard Market Liquidity Fund, 3.267%*	1,111,183	1,111

TOTAL INVESTMENT COMPANIES
(Cost $1,213,282)		1,480,173

OTHER ASSETS AND LIABILITIES - NET (0.0%)		(549)

NET ASSETS (100%)		$1,479,624

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2005, the cost of investment securities for tax purposes was $1,213,282,000. Net unrealized appreciation of investment securities for tax purposes was $266,891,000, consisting of unrealized gains of $266,891,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Vanguard Institutional Developed Markets Index Fund Schedule of Investments July 31, 2005
	Shares	Market Value ($000)
INVESTMENT COMPANIES (100.8%)

International Stock Funds (100.0%)
Vanguard European Stock Index Fund Institutional Shares	39,072,007	$1,047,911
Vanguard Pacific Stock Index Fund Institutional Shares	47,956,006	443,593

		1,491,504

Money Market Fund (0.8%)
Vanguard Market Liquidity Fund, 3.267%*	11,922,530	11,923

TOTAL INVESTMENT COMPANIES
(Cost $1,263,932)		1,503,427

OTHER ASSETS AND LIABILITIES - NET (-0.8%)		(11,860)

NET ASSETS (100%)		$1,491,567

*Money Market fund available only to Vanguard funds and certain trusts and accounts managed by Vanguard. Rate shown is the 7-day yield.

Investment Securities: Investments are valued at the net asset value of each underlying Vanguard fund determined as of the close of the New York Stock Exchange (generally 4:00 p.m. Eastern time) on the valuation date.

At July 31, 2005, the cost of investment securities for tax purposes was $1,263,932,000. Net unrealized appreciation of investment securities for tax purposes was $239,495,000, consisting of unrealized gains of $239,495,000 on securities that had risen in value since their purchase and $0 in unrealized losses on securities that had fallen in value since their purchase.

Item 2:	Controls and Procedures.

(a)	Disclosure Controls and Procedures. The Principal Executive and Financial Officers concluded that the Registrant’s Disclosure Controls and Procedures are effective based on their evaluation of the Disclosure Controls and Procedures as of a date within 90 days of the filing date of this report.

(b)	Internal Control Over Financial Reporting. During the last fiscal quarter, there was no significant change in the Registrant’s internal control over financial reporting that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3:	Exhibits. (a) Certifications.

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) JOHN J. BRENNAN* CHIEF EXECUTIVE OFFICER

Date:	September 21, 2005

VANGUARD STAR FUNDS

BY:	(signature) (HEIDI STAM) THOMAS J. HIGGINS* TREASURER

Date:	September 21, 2005

*By Power of Attorney. Filed on December 20, 2004, see File Number 002-14336. Incorporated by Reference.